MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2021	2022
Level 2 securities:
U.S government and agency bonds	275	1,494
Corporate bonds*	1,434	7,184
Total	$1,709	$8,678
* Investments in Corporate bonds rated A or higher.
Schedule of Changes in Fair Value of Marketable Securities
	December 31,
	2021	2022
Balance at beginning of the year	$21,652	$1,709
Additions	6,716	10,006
Sale or maturity	(26,784)	(2,918)
Changes in fair value during the year	125	(119)
Balance at end of the year	$1,709	$8,678